Trade and Other Payables (Current) (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Schedule of Trade and Other Payables
	Consolidated
	2020 $	2019 $
Trade payables	350,151	590,231
Other payables	42,728	68,423
Accrued expenses	330,845	346,654
Total current trade and other payables	723,724	1,005,308

Note: Trade payables for the Company include amounts due in US dollars of USD 685 (2019: USD 126,829).